Annual Total Returns (Bar Chart) (Invesco V.I. High Yield Fund, Series I shares, Invesco V.I. High Yield Fund)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Fund | Series I shares, Invesco V.I. High Yield Fund
Annual Total Returns
'01	(5.00%)
'02	(5.84%)
'03	28.04%
'04	11.25%
'05	2.72%
'06	10.74%
'07	1.24%
'08	(25.69%)
'09	52.79%
'10	13.57%